Equipment and Other Assets on Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2013
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Components of Equipment and Other Assets on Operating Leases

The components of equipment and other assets on operating leases as of December 31 were as follows (in millions of dollars):

	Range of Service Lives (years)	2013	2012
Leased vehicles —Guaranteed Depreciation Program	5 - 15	$1,028	$601
Other leased assets	5 - 40	474	459

		1,502	1,060
Accumulated depreciation		(111)	(84)

Total		$1,391	$976

Future Minimum Lease Payments Due from Customers for Equipment and Other Assets on Operating Leases

Future minimum lease payments due from customers for equipment and other assets on operating leases as of December 31, 2013 were as follows (in millions of dollars):

2014	$19
2015	18
2016	12
2017	8
2018	5
2019 and thereafter	7